CONVERTIBLE NOTE PAYABLE (Schedule of Converitble Debt, Activity) (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 04, 2014
Convertible Debt, principal amount	$ 648,479
Less: repayment of principle	0
Less: discount related to fair value of the embedded conversion feature	(552,701)	0
Less: discount related to 8% original issue discount and financing cost	(68,482)
Amortization of the debt discount on notes	134,536
Carrying value at September 30, 2014	161,832		0
RM-DC Note [Member]
Convertible Debt, principal amount	543,479			543,479
Less: discount related to fair value of the embedded conversion feature	(452,703)
Less: discount related to 8% original issue discount and financing cost	(63,482)
Amortization of the debt discount on notes	133,598
MP Note [Member]
Convertible Debt, principal amount	105,000
Less: discount related to fair value of the embedded conversion feature	(100,000)
Amortization of the debt discount on notes	$ 938